ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE [Abstract]
Schedule of Accounts Receivable
	December 31,
	2014	2013

Accounts receivable	$55,638,744	$49,536,253
Less: allowance for doubtful accounts	(1,874,330)	(1,336,177)
Accounts receivable, net	$53,764,414	$48,200,076

Schedule of Allowance for Doubtful Accounts
	December 31,
	2014	2013

Beginning balance	$1,336,177	$1,277,091
Provision/(Reverse) for doubtful accounts	538,153	59,086
Ending balance	$1,874,330	$1,336,177